LONG-TERM OPERATIONAL COMMITMENTS - Capital contribution (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
2023
Capital contribution
Total	R$ 750,955
2024
Capital contribution
Total	231,931
2025
Capital contribution
Total	35,124
2026
Capital contribution
Total	33,576
2027
Capital contribution
Total	32,026
After 2027
Capital contribution
Total	112,032
Teles pires | 2023
Capital contribution
Total	38,024
Teles pires | 2024
Capital contribution
Total	36,668
Teles pires | 2025
Capital contribution
Total	35,124
Teles pires | 2026
Capital contribution
Total	33,576
Teles pires | 2027
Capital contribution
Total	32,026
Teles pires | After 2027
Capital contribution
Total	112,032
Brasil Ventos | 2023
Capital contribution
Total	644,591
Brasil Ventos | 2024
Capital contribution
Total	195,263
Energia Sustentvel do Brasil S.A. | 2023
Capital contribution
Total	34,340
Jirau | 2023
Capital contribution
Total	R$ 34,000